Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of short-term borrowings	Information concerning short-term borrowings is as follows:

December 31	2016	2015
Short-term borrowings	$39.5	$38.2
Weighted-average interest rates	11.1%	17.8%

Summary of long-term debt
A summary of long-term debt is as follows:

December 31	2016	2015
Euro-denominated notes:
€400 due September 2022	$417.7	$431.0
€350 due June 2018	367.5	379.2
Other	0.7	6.7
	785.9	816.9
Less — current maturities	0.3	6.0
Long-term debt	$785.6	$810.9